AFFILIATE AND RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Jul. 06, 2016
Related Party Transaction [Line Items]
Document Period End Date				Sep. 30, 2017
Investment in affiliates and related parties	$ 1,694		$ 5,606	$ 1,694		$ 5,606
Equity in net income (loss) from investment in related party				(5,697)	$ (400)	(1,132)
Prepayment to affiliate included in other assets	109,652		88,151	109,652		88,151
Related party expense	28,542	$ 56,595		679,037	66,900	132,427
Advertising purchase expense						135,513
Capital expenditures				4,800	2,866	4,608
Cash distributions	839,700			839,700	$ 0	365,559
Affiliates
Related Party Transaction [Line Items]
Prepayment to affiliate included in other assets	$ 11,296			$ 11,296
Related party note			1,750,000			1,750,000
Due to related parties and affiliates			102,557			102,557
Fees for Executive Services | Affiliates
Related Party Transaction [Line Items]
Related party transaction, annual fee			$ 30,000			30,000
Related party expense						20,556
Software development costs | Affiliates
Related Party Transaction [Line Items]
Capital expenditures						$ 740
I24News and Altice NV 24/7
Related Party Transaction [Line Items]
Ownership percentage	25.00%		25.00%	25.00%		25.00%
Investment in affiliates and related parties			$ 1,966			$ 1,966
Equity in net income (loss) from investment in related party	$ 541			$ 3,126
Newsday
Related Party Transaction [Line Items]
Ownership percentage of noncontrolling interest							75.00%
Ownership percentage	25.00%			25.00%			25.00%
Investment in affiliates and related parties			3,640			3,640
Equity in net income (loss) from investment in related party	$ 1,034		$ 1,132	$ 2,571
Altice Management International | Equipment purchase costs | Affiliates
Related Party Transaction [Line Items]
Capital expenditures						$ 44,121
Other Related Party
Related Party Transaction [Line Items]
Ownership percentage			75.00%			75.00%
Other Related Party | Equipment purchase costs | Affiliates
Related Party Transaction [Line Items]
Capital expenditures						$ 1,025
CSC Holdings Revolving Credit Facility | Revolving Credit Facility
Related Party Transaction [Line Items]
Proceeds from credit facility debt	500,000			1,350,000
7.75 % Senior notes due 2025 | Affiliates
Related Party Transaction [Line Items]
Due to related parties and affiliates			$ 10,155			10,155
Other Operating Expense | Transition Services | Affiliates
Related Party Transaction [Line Items]
Advertising purchase expense						705
IT consulting services						182
Transition services credit	$ 76			$ 917		$ 2,589